Other income - Schedule of other income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income [Line Items]
Other Income	¥ 29,799	¥ 740	¥ 2,495
Government Grants
Other Income [Line Items]
Other Income	29,799	661	2,495
Others
Other Income [Line Items]
Other Income	¥ 0	¥ 79	¥ 0